Share-Based Compensation (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Aug. 03, 2023	Jul. 31, 2021	Oct. 31, 2023	Oct. 31, 2024
Share-Based Compensation [Line Items]
Share-based payment expense			$ 83	$ 86
Unrecognized compensation cost
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vesting period		3 years
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted (in Shares)	38,710
Class A Ordinary Shares [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of shares granted (in Shares)		17,540